Note 13 - Finance Income and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of the components of finance income (cost) [text block]
Finance income	2017	2016	2015

Interest received – Bank	38	16	1

Finance cost

Interest paid – Term loan	155	103	-
Interest paid – Capitalised to Property, plant and equipment (note 15)	(155)	(103)	-
Interest paid - Bank	-	-	49
Interest paid – South African Revenue Service	-	-	344
Unwinding of rehabilitation provision	25	25	43
Finance charges – Overdraft	44	167	100
	69	192	536